Condensed Financial Information of the Parent Company (Details) - Schedule of Cash Flow - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cash Flow [Line Items]
Net cash used in operating activities	$ (467,287)	$ (817,231)
Net cash provided by investing activities	1,071,942
Net cash provided by financing activities	(150,000)	150,000
Increase (Decrease) in cash and cash equivalents	454,655	(667,231)
Cash, cash equivalents and restricted cash, beginning of period	347,731	986,010
Cash, cash equivalents and restricted cash, end of period	$ 802,386	$ 318,779